Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Investments [Abstract]
Loss on short-term investment	$ 240,489	$ 58,403	$ 10,331